SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue			$ 12,595	$ 9,717
Depreciation			2,208	2,032
Exploration, evaluation and project expenses			295	342
Other expenses (income)			(178)	(3,100)
Profit (loss) before tax			4,946	6,357
Accretion			41	75
Share of income (loss)			1,290	605
Pueblo Viejo
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			660	566
Cost of sales, attributable to non-controlling interests			293	286
Share of income (loss)			365	274
Loulo Gounkoto
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			242	201
Cost of sales, attributable to non-controlling interests			144	150
Share of income (loss)			90	48
Nevada Gold Mines
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			2,432	1,049
Cost of sales, attributable to non-controlling interests			1,369	704
Share of income (loss)			1,036	329
North Mara, Bulyanhulu and Buzwagi [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			194	169
Cost of sales, attributable to non-controlling interests			114	125
Share of income (loss)			76	31
Tongon
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests			52	39
Cost of sales, attributable to non-controlling interests			39	41
Share of income (loss)			14	(2)
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue			12,584	9,717
Direct mining, royalties and community relations			5,205	4,864
Depreciation			2,165	1,991
Exploration, evaluation and project expenses			90	77
Other expenses (income)			123	85
Profit (loss) before tax			5,001	2,700
Operating segments
Disclosure of operating segments [line items]
Revenue			13,232	10,222
Direct mining, royalties and community relations			5,428	5,071
Depreciation			2,339	2,187
Exploration, evaluation and project expenses			92	80
Other expenses (income)			128	76
Profit (loss) before tax			5,245	2,808
Accretion			30	53
Operating segments | Carlin
Disclosure of operating segments [line items]
Revenue			2,952	1,862
Direct mining, royalties and community relations			1,318	998
Depreciation			306	312
Exploration, evaluation and project expenses			30	17
Other expenses (income)			1	4
Profit (loss) before tax			1,297	531
Operating segments | Cortez1 [Member]
Disclosure of operating segments [line items]
Revenue			1,409	1,325
Direct mining, royalties and community relations			543	511
Depreciation			221	240
Exploration, evaluation and project expenses			10	8
Other expenses (income)			4	16
Profit (loss) before tax			631	550
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue			960	688
Direct mining, royalties and community relations			391	285
Depreciation			184	140
Exploration, evaluation and project expenses			7	4
Other expenses (income)			3	0
Profit (loss) before tax			375	259
Proportion of ownership interest in joint venture	75.00%	75.00%
Percent of ownership by other parties in joint ventures	25.00%	25.00%
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue			1,613	1,409
Direct mining, royalties and community relations			511	525
Depreciation			224	196
Exploration, evaluation and project expenses			11	12
Other expenses (income)			(6)	0
Profit (loss) before tax			873	676
Operating segments | Loulo Gounkoto
Disclosure of operating segments [line items]
Revenue			1,208	1,007
Direct mining, royalties and community relations			452	456
Depreciation			267	295
Exploration, evaluation and project expenses			11	12
Other expenses (income)			29	6
Profit (loss) before tax			449	238
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue			648	505
Direct mining, royalties and community relations			223	207
Depreciation			174	196
Exploration, evaluation and project expenses			2	3
Other expenses (income)			5	(9)
Profit (loss) before tax			244	108
Operating segments | Veladero
Disclosure of operating segments [line items]
Revenue			333	386
Direct mining, royalties and community relations			144	208
Depreciation			69	115
Exploration, evaluation and project expenses			0	3
Other expenses (income)			6	3
Profit (loss) before tax			114	57
Operating segments | Porgera
Disclosure of operating segments [line items]
Revenue			140	403
Direct mining, royalties and community relations			81	242
Depreciation			25	42
Exploration, evaluation and project expenses			2	2
Other expenses (income)			50	4
Profit (loss) before tax			(18)	113
Operating segments | North Mara
Disclosure of operating segments [line items]
Revenue			571	462
Direct mining, royalties and community relations			227	213
Depreciation			91	97
Exploration, evaluation and project expenses			0	0
Other expenses (income)			(1)	6
Profit (loss) before tax			254	146
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue			240	53
Direct mining, royalties and community relations			112	26
Depreciation			72	19
Exploration, evaluation and project expenses			0	0
Other expenses (income)			25	27
Profit (loss) before tax			31	(19)
Operating segments | Other
Disclosure of operating segments [line items]
Revenue			3,158	2,122
Direct mining, royalties and community relations			1,426	1,400
Depreciation			706	535
Exploration, evaluation and project expenses			19	19
Other expenses (income)			12	19
Profit (loss) before tax			995	149
Reconciling items
Disclosure of operating segments [line items]
Revenue			11	0
Exploration, evaluation and project expenses			205	265
Other expenses (income)			(261)	(3,132)
Reconciling items | Kibali [Member]
Disclosure of operating segments [line items]
Revenue			(648)	(505)
Direct mining, royalties and community relations			(223)	(207)
Depreciation			(174)	(196)
Exploration, evaluation and project expenses			(2)	(3)
Other expenses (income)			(5)	9
Profit (loss) before tax			$ (244)	$ (108)